[logo - American Funds (R)]             The right choice for the long term/(R)/




American Mutual Fund/(R)/






 RETIREMENT PLAN
 PROSPECTUS





 January 1, 2005








TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
 9    Management and organization
12    Purchase, exchange and sale of shares
15    Sales charges
17    Sales charge reductions
19    Rollovers from retirement plans to IRAs
20    Plans of distribution
21    Other compensation to dealers
22    Distributions and taxes
23    Financial highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

The fund seeks to provide you with current income, growth of capital and conservation of principal. The fund invests primarily in common stocks of larger, more established companies that have long records of increasing earnings and dividends.

The fund is designed for investors seeking both income and capital appreciation, as well as conservation of principal. In pursuing its objectives, the fund seeks to develop a portfolio that is more resilient to market declines. The fund's equity investments are limited to securities of companies that are included on its eligible list. The eligible list is reviewed and approved by the fund's Board of Directors at the recommendation of Capital Research and Management Company, the fund's investment adviser.



Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

American Mutual Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]


YEAR    RETURN
'94      0.33%
'95     31.38
'96     16.22
'97     26.39
'98     14.76
'99     -0.12
'00      9.12
'01      6.67
'02    -12.18
'03     23.31


[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                                                        13.05%  (quarter ended June 30, 2003)
LOWEST                                                        -15.73%  (quarter ended September 30, 2002)


The fund's total return for the nine months ended September 30, 2004, was 3.62%.

                                              American Mutual Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.


Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/21/50    16.22%   3.48%    10.18%      12.46%





                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/11/02  22.21%      5.36%
 CLASS R-2 -- FIRST SOLD 5/31/02  22.22       3.03
 CLASS R-3 -- FIRST SOLD 6/6/02   22.71       5.33
 CLASS R-4 -- FIRST SOLD 6/27/02  23.14       7.81
 CLASS R-5 -- FIRST SOLD 5/15/02  23.57       3.29





                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES
 S&P 500/2/                        28.67%    -0.57%    11.06%        12.06%
 Lipper Multi-Cap Value Funds      32.78      5.18     10.69           N/A
Index/3/
-------------------------------------------------------------------------------
 Class A 30-day yield at October 31, 2004: 1.76%/4/
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

2 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
3 Lipper Multi-Cap Value Funds Index is an equally weighted index of 30 funds which invest in a variety of market capitalization ranges. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price to current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares began operations; therefore, lifetime results are not available.

4 Reflects a fee waiver (1.75% without the waiver) as described in the Annual
 Fund Operating Expenses Table under "Fees and expenses of the fund."

American Mutual Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



* The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------
 Management fees                    0.27%   0.27%  0.27%  0.27%  0.27%   0.27%
-------------------------------------------------------------------------------
 Distribution and/or service        0.23    1.00   0.75   0.50   0.25    none
 (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses                     0.10    0.24   0.74   0.28   0.18    0.12
-------------------------------------------------------------------------------
 Total annual fund operating        0.60    1.51   1.76   1.05   0.70    0.39
 expenses/2/
-------------------------------------------------------------------------------



1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, .75% and
 .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees are 1.00% of the class' average net assets annually.
2 The fund's investment adviser began waiving 5.00% of its management fees on September 1, 2004. The waiver will continue until August 31, 2005. As of the fund's last fiscal year-end, the reduction in management fees as a result of the waiver was less than .01%. In addition, Capital Research and Management Company paid a portion of the fund's transfer agent fees for certain R share classes. Giving effect to the waiver/reimbursement, the total fund operating expenses for the Class R-1, R-2 and R-3 shares were 1.49%, 1.45% and 1.04%, respectively.

                                              American Mutual Fund / Prospectus

OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the fund's investment adviser providing services to retirement plans.




                PAYMENTS TO AFFILIATED       PAYMENTS TO UNAFFILIATED ENTITIES
------------           ENTITIES
            -------------------------------------------------------------------
 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------



* Payment amount depends on the date upon which services commenced.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.


Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A*                        $633    $756     $891      $1,282
--------------------------------------------------------------------
 Class R-1                        154     477      824       1,802
--------------------------------------------------------------------
 Class R-2                        179     554      954       2,073
--------------------------------------------------------------------
 Class R-3                        107     334      579       1,283
--------------------------------------------------------------------
 Class R-4                         72     224      390         871
--------------------------------------------------------------------
 Class R-5                         40     125      219         493
--------------------------------------------------------------------



* Reflects the maximum initial sales charge in the first year.

American Mutual Fund / Prospectus

Investment objective, strategies and risks

The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The fund seeks to invest primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends are well protected. In addition, the fund may invest in companies domiciled in Canada or that are part of the Standard & Poor's 500 Composite Index. The fund may also invest in debt securities.

The fund's equity investments are limited to securities of companies that are included on its eligible list. In light of the fund's investment objectives and policies, securities are added to, or deleted from, the eligible list by the fund's Board of Directors after reviewing and acting upon the recommendations of the fund's investment adviser.


The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

The fund may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger amount of such holdings could detract from the achievement of the fund's growth objective in a period of rising market prices; conversely, it could reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent attractive investment opportunities.

                                              American Mutual Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/21/50    23.31%   4.72%    10.84%      12.58%





                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/11/02  22.21%      5.36%
 CLASS R-2 -- FIRST SOLD 5/31/02  22.22       3.03
 CLASS R-3 -- FIRST SOLD 6/6/02   22.71       5.33
 CLASS R-4 -- FIRST SOLD 6/27/02  23.14       7.81
 CLASS R-5 -- FIRST SOLD 5/15/02  23.57       3.29





                          1 YEAR      5 YEARS      10 YEARS       LIFETIME/1/
--------------------------------------------------------------------------------
 INDEXES
 S&P 500/2/               28.67%      -0.57%        11.06%          12.06%
 Lipper Multi-Cap         32.78        5.18         10.69             N/A
Value Funds Index/3/
--------------------------------------------------------------------------------
 Class A distribution rate/ /at December 31, 2003: 2.13%/4/
 (For current distribution rate information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

2 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
3 Lipper Multi-Cap Value Funds Index is an equally weighted index of 30 funds which invest in a variety of market capitalization ranges. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price to current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares began operations; therefore, lifetime results are not available.

4 The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions, if any, are added back to the net asset value to determine the rate.

American Mutual Fund / Prospectus

[begin pie chart]


 INDUSTRY SECTOR DIVERSIFICATION AS OF OCTOBER 31, 2004 (PERCENT OF NET ASSETS)
Financials                      17.77%
Industrials                      9.70
Consumer discretionary           9.68
Health care                      8.95
Energy                           8.80
Bonds & notes                    1.54
Convertible securities           1.03
Other securities                30.06
Cash & equivalents              12.47


[end pie chart]






 LARGEST EQUITY HOLDINGS AS OF OCTOBER 31, 2004
                                                  PERCENT OF NET ASSETS
 IBM                                                      2.09%
------------------------------------------------------------------------
 Fannie Mae                                               2.05
------------------------------------------------------------------------
 General Electric                                         1.89
------------------------------------------------------------------------
 BellSouth                                                1.72
------------------------------------------------------------------------
 Bank of America                                          1.66
------------------------------------------------------------------------
 Sprint                                                   1.59
------------------------------------------------------------------------
 Norfolk Southern                                         1.58
------------------------------------------------------------------------
 Abbott Laboratories                                      1.58
------------------------------------------------------------------------
 J.P. Morgan Chase                                        1.52
------------------------------------------------------------------------
 Freddie Mac                                              1.40





Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.

                                              American Mutual Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's details page on the website. A list of the fund's top 10 holdings (updated as of each month-end) and a link to the fund's complete list of publicly disclosed portfolio holdings (updated as of each calendar quarter-end) are located in the lower portion of this website page. These lists are posted to the website generally within 30 days from the end of the applicable month or

American Mutual Fund / Prospectus
quarter. Both lists remain available on the website until new information for the next month or quarter is posted.

A description of policies and procedures regarding disclosure of information about the fund's portfolio securities is available in the statement of additional information.


MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are made within the parameters established by the fund's objective(s), policies and restrictions under the oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.

                                              American Mutual Fund / Prospectus

The primary individual portfolio counselors for American Mutual Fund are:




 PORTFOLIO COUNSELOR/ FUND     PORTFOLIO COUNSELOR     PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)       EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 JAMES K. DUNTON                    35 years           Senior Vice President and Director, Capital
 Chairman of the Board and                             Research and Management Company
 Director
                                                       Investment professional for 42 years, all with
                                                       Capital Research and Management Company or
                                                       affiliate
--------------------------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL                17 years           Senior Vice President and Director, Capital
 President and Director       (plus 11 years prior     Research and Management Company
                                experience as an
                               investment analyst      Investment professional for 33 years in total;
                                  for the fund)        29 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 ALAN N. BERRO                       5 years           Senior Vice President, Capital Research Company
 Vice President                (plus 8 years prior
                                experience as an       Investment professional for 19 years in total;
                               investment analyst      14 years with Capital Research and Management
                                  for the fund)        Company or affiliate

--------------------------------------------------------------------------------------------------------
 J. DALE HARVEY                      5 years           Vice President, Capital Research and Management
 Vice President                (plus 7 years prior     Company
                                experience as an
                               investment analyst      Investment professional for 15 years in total;
                                  for the fund)        13 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN                19 years           Chairman of the Board, Capital Research and
                               (plus 7 years prior     Management Company
                                experience as an
                               investment analyst      Investment professional for 40 years, all with
                                  for the fund)        Capital Research and Management Company or
                                                       affiliate
--------------------------------------------------------------------------------------------------------

American Mutual Fund / Prospectus

Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.


Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/(R)/ accounts. CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM /an agency of the Commonwealth of Virginia.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

                                              American Mutual Fund / Prospectus

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The fund's Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under a new "purchase blocking policy," beginning on January 12, 2005, any American Funds shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from an American Fund (other than an American Funds money market fund) will be precluded from investing in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures, at which time shareholders whose accounts are on the books of intermediaries that have adopted such procedures will be subject to this general purchase blocking policy. Certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase, purchases and redemptions of shares having a value of less than $5,000, retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system, and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.


SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in

American Mutual Fund / Prospectus

American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. You may not reinvest proceeds in the American Funds as described in this paragraph if the reinvestment otherwise triggers a purchase block as described under "Frequent trading of fund shares."


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.


Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                              American Mutual Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.




                                           SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------



The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

Investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001 are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

American Mutual Fund / Prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, may continue to purchase Class A shares without any initial or contingent deferred sales charge.


CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                              American Mutual Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.


REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

American Mutual Fund / Prospectus

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

                                              American Mutual Fund / Prospectus

Rollovers from retirement plans to IRAs

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover. Rollover investments to Class A shares from retirement plans will be subject to applicable sales charges. Transfers to IRAs that are attributable to American Funds investments held in SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares. Rollover investment to Class B, C or F shares will be subject to the terms and conditions generally applicable to investments in these share classes as described in the prospectus and statement of additional information.

American Mutual Fund / Prospectus

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to .25% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                              American Mutual Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

American Mutual Fund / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June, September and December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.


TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                              American Mutual Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                                                      INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                                                          Net
                                                                                                         gains
                                                                                                        (losses)
                                                                              Net                          on
                                                                             asset                     securities
                                                                            value,                       (both           Total
                                                                           beginning       Net          realized         from
                                                                              of       investment         and         investment
                                                                            period       income       unrealized)     operations
------------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2004                                                       $23.17        $.48          $ 2.00          $ 2.48
Year ended 10/31/2003                                                        20.20         .49            3.31            3.80
Year ended 10/31/2002                                                        23.22         .49           (2.29)          (1.80)
Year ended 10/31/2001                                                        24.36         .65             .19             .84
Year ended 10/31/2000                                                        30.09         .80            (.74)            .06
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2004                                                        23.06         .26            1.99            2.25
Year ended 10/31/2003                                                        20.17         .26            3.33            3.59
Period from 6/11/2002 to 10/31/2002                                          23.56         .12           (3.29)          (3.17)
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 10/31/2004                                                        23.05         .27            1.99            2.26
Year ended 10/31/2003                                                        20.17         .29            3.28            3.57
Period from 5/31/2002 to 10/31/2002                                          24.35         .14           (4.10)          (3.96)
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 10/31/2004                                                        23.09         .37            1.99            2.36
Year ended 10/31/2003                                                        20.18         .37            3.30            3.67
Period from 6/6/2002 to 10/31/2002                                           23.70         .17           (3.44)          (3.27)
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 10/31/2004                                                       $23.14        $.46          $ 1.99          $ 2.45
Year ended 10/31/2003                                                        20.19         .44            3.32            3.76
Period from 6/27/2002 to 10/31/2002                                          22.95         .17           (2.79)          (2.62)
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2004                                                       23.17         .53            2.00            2.53
 Year ended 10/31/2003                                                       20.21         .54            3.29            3.83
 Period from 5/15/2002 to 10/31/2002                                         24.66         .26           (4.43)          (4.17)
                                                                                 DIVIDENDS AND DISTRIBUTIONS




                                                                           Dividends                                  Net
                                                                             (from     Distributions      Total      asset
                                                                              net          (from        dividends    value,
                                                                           investment     capital          and       end of   Total
                                                                            income)       gains)      distributions  period return/3
------------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2004                                                        $(.46)       $ (.09)        $ (.55)     $25.10   10.81%
Year ended 10/31/2003                                                         (.52)         (.31)          (.83)      23.17   19.31
Year ended 10/31/2002                                                         (.57)         (.65)         (1.22)      20.20   (8.42)
Year ended 10/31/2001                                                         (.72)        (1.26)         (1.98)      23.22    3.71
Year ended 10/31/2000                                                         (.74)        (5.05)         (5.79)      24.36    1.21
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2004                                                         (.25)         (.09)          (.34)      24.97    9.83
Year ended 10/31/2003                                                         (.39)         (.31)          (.70)      23.06   18.19
Period from 6/11/2002 to 10/31/2002                                           (.22)           --           (.22)      20.17  (13.50)
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 10/31/2004                                                         (.27)         (.09)          (.36)      24.95    9.86
Year ended 10/31/2003                                                         (.38)         (.31)          (.69)      23.05   18.10
Period from 5/31/2002 to 10/31/2002                                           (.22)           --           (.22)      20.17  (16.31)
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 10/31/2004                                                         (.36)         (.09)          (.45)      25.00   10.32
Year ended 10/31/2003                                                         (.45)         (.31)          (.76)      23.09   18.64
Period from 6/6/2002 to 10/31/2002                                            (.25)           --           (.25)      20.18  (13.87)
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 10/31/2004                                                        $(.44)       $ (.09)        $ (.53)     $25.06   10.69%
Year ended 10/31/2003                                                         (.50)         (.31)          (.81)      23.14   19.14
Period from 6/27/2002 to 10/31/2002                                           (.14)           --           (.14)      20.19  (11.43)
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2004                                                        (.51)         (.09)          (.60)      25.10   11.04
 Year ended 10/31/2003                                                        (.56)         (.31)          (.87)      23.17   19.50
 Period from 5/15/2002 to 10/31/2002                                          (.28)           --           (.28)      20.21  (16.98)


                                                                                       Ratio of    Ratio of      Ratio
                                                                                       expenses    expenses       of
                                                                              Net     to average  to average      net
                                                                            assets,   net assets  net assets    income
                                                                            end of      before       after        to
                                                                            period      reim-        reim-      average
                                                                              (in     busements/  bursements/     net
                                                                           millions)   waivers    waivers/4/    assets
------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2004                                                      $12,044       .60%         .60%       1.97%
Year ended 10/31/2003                                                        9,716       .62          .62        2.32
Year ended 10/31/2002                                                        7,782       .59          .59        2.15
Year ended 10/31/2001                                                        8,399       .59          .59        2.68
Year ended 10/31/2000                                                        8,343       .57          .57        3.29
------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2004                                                           10      1.51         1.49        1.07
Year ended 10/31/2003                                                            4      1.65         1.50        1.18
Period from 6/11/2002 to 10/31/2002                                             --/5/   1.24          .58         .60
------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 10/31/2004                                                           64      1.76         1.45        1.10
Year ended 10/31/2003                                                           32      1.86         1.47        1.35
Period from 5/31/2002 to 10/31/2002                                              3       .75          .61         .67
------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 10/31/2004                                                          113      1.05         1.04        1.49
Year ended 10/31/2003                                                           32      1.14         1.08        1.72
Period from 6/6/2002 to 10/31/2002                                               2       .53          .43         .83
------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 10/31/2004                                                      $    34       .70%         .70%       1.86%
Year ended 10/31/2003                                                           16       .73          .72        2.03
Period from 6/27/2002 to 10/31/2002                                           --/5/      .53          .25         .84
------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2004                                                          62       .39          .39        2.18
 Year ended 10/31/2003                                                          52       .41          .41        2.53
 Period from 5/15/2002 to 10/31/2002                                            41       .18          .18        1.22




                                     23

American Mutual Fund / Prospectus

                                          YEAR ENDED OCTOBER 31
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       17%         24%         31%         45%          29%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
5 Amount less than $1 million.

                                              American Mutual Fund / Prospectus

NOTES



                                     25

American Mutual Fund / Prospectus

NOTES

                                              American Mutual Fund / Prospectus

NOTES



                                     27

American Mutual Fund / Prospectus

NOTES

                                              American Mutual Fund / Prospectus

[logo - American Funds (R)]             The right choice for the long term/(R)/


          FOR SHAREHOLDER SERVICES      American Funds Service Company
                                        800/421-0180
          FOR RETIREMENT PLAN SERVICES  Call your employer or plan administrator
          FOR DEALER SERVICES           American Funds Distributors
                                        800/421-9900
                                        americanfunds.com
          FOR 24-HOUR INFORMATION       For Class R share information, visit
                                        AmericanFundsRetirement.com

          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).


STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The SAI is also available on americanfunds.com.


HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.







[Recycle Bug]




Printed on recycled paper                   Investment Company File No. 811-572
RPGEPR-903-0105P Litho in USA CGD/B/8028
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management    Capital International        Capital Guardian        Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ JULIE F. WILLIAMS
    JULIE F. WILLIAMS
    SECRETARY

[logo - American Funds (R)]             The right choice for the long term/(R)/




American Mutual Fund/(R)/






 RETIREMENT PLAN
 PROSPECTUS





 January 1, 2005








TABLE OF CONTENTS
 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objective, strategies and risks
 9    Management and organization
12    Purchase, exchange and sale of shares
15    Sales charges
17    Sales charge reductions
19    Rollovers from retirement plans to IRAs
20    Plans of distribution
21    Other compensation to dealers
22    Distributions and taxes
23    Financial highlights






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

The fund seeks to provide you with current income, growth of capital and conservation of principal. The fund invests primarily in common stocks of larger, more established companies that have long records of increasing earnings and dividends.

The fund is designed for investors seeking both income and capital appreciation, as well as conservation of principal. In pursuing its objectives, the fund seeks to develop a portfolio that is more resilient to market declines. The fund's equity investments are limited to securities of companies that are included on its eligible list. The eligible list is reviewed and approved by the fund's Board of Directors at the recommendation of Capital Research and Management Company, the fund's investment adviser.



Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

American Mutual Fund / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]


YEAR    RETURN
'94      0.33%
'95     31.38
'96     16.22
'97     26.39
'98     14.76
'99     -0.12
'00      9.12
'01      6.67
'02    -12.18
'03     23.31


[end bar chart]



Highest/Lowest quarterly results during this time period were:

HIGHEST                                                        13.05%  (quarter ended June 30, 2003)
LOWEST                                                        -15.73%  (quarter ended September 30, 2002)


The fund's total return for the nine months ended September 30, 2004, was 3.62%.

                                              American Mutual Fund / Prospectus

Unlike the bar chart above, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.


Results would be higher if calculated without a sales charge.

Unlike the Investment Results table below, the Additional Investment Results table on page 7 reflects the fund's results calculated without a sales charge.


 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/21/50    16.22%   3.48%    10.18%      12.46%





                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/11/02  22.21%      5.36%
 CLASS R-2 -- FIRST SOLD 5/31/02  22.22       3.03
 CLASS R-3 -- FIRST SOLD 6/6/02   22.71       5.33
 CLASS R-4 -- FIRST SOLD 6/27/02  23.14       7.81
 CLASS R-5 -- FIRST SOLD 5/15/02  23.57       3.29





                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------
 INDEXES
 S&P 500/2/                        28.67%    -0.57%    11.06%        12.06%
 Lipper Multi-Cap Value Funds      32.78      5.18     10.69           N/A
Index/3/
-------------------------------------------------------------------------------
 Class A 30-day yield at October 31, 2004: 1.76%/4/
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

2 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
3 Lipper Multi-Cap Value Funds Index is an equally weighted index of 30 funds which invest in a variety of market capitalization ranges. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price to current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares began operations; therefore, lifetime results are not available.

4 Reflects a fee waiver (1.75% without the waiver) as described in the Annual
 Fund Operating Expenses Table under "Fees and expenses of the fund."

American Mutual Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------
 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none



* The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.




 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------
 Management fees                    0.27%   0.27%  0.27%  0.27%  0.27%   0.27%
-------------------------------------------------------------------------------
 Distribution and/or service        0.23    1.00   0.75   0.50   0.25    none
 (12b-1) fees/1/
-------------------------------------------------------------------------------
 Other expenses                     0.10    0.24   0.74   0.28   0.18    0.12
-------------------------------------------------------------------------------
 Total annual fund operating        0.60    1.51   1.76   1.05   0.70    0.39
 expenses/2/
-------------------------------------------------------------------------------



1 Class A, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, .75% and
 .50%, respectively, of the class' average net assets annually. Class R-1 12b-1 fees are 1.00% of the class' average net assets annually.
2 The fund's investment adviser began waiving 5.00% of its management fees on September 1, 2004. The waiver will continue until August 31, 2005. As of the fund's last fiscal year-end, the reduction in management fees as a result of the waiver was less than .01%. In addition, Capital Research and Management Company paid a portion of the fund's transfer agent fees for certain R share classes. Giving effect to the waiver/reimbursement, the total fund operating expenses for the Class R-1, R-2 and R-3 shares were 1.49%, 1.45% and 1.04%, respectively.

                                              American Mutual Fund / Prospectus

OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the fund's investment adviser providing services to retirement plans.




                PAYMENTS TO AFFILIATED       PAYMENTS TO UNAFFILIATED ENTITIES
------------           ENTITIES
            -------------------------------------------------------------------
 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------



* Payment amount depends on the date upon which services commenced.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.


Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:


                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------
 Class A*                        $633    $756     $891      $1,282
--------------------------------------------------------------------
 Class R-1                        154     477      824       1,802
--------------------------------------------------------------------
 Class R-2                        179     554      954       2,073
--------------------------------------------------------------------
 Class R-3                        107     334      579       1,283
--------------------------------------------------------------------
 Class R-4                         72     224      390         871
--------------------------------------------------------------------
 Class R-5                         40     125      219         493
--------------------------------------------------------------------



* Reflects the maximum initial sales charge in the first year.

American Mutual Fund / Prospectus

Investment objective, strategies and risks

The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal. The fund seeks to invest primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends are well protected. In addition, the fund may invest in companies domiciled in Canada or that are part of the Standard & Poor's 500 Composite Index. The fund may also invest in debt securities.

The fund's equity investments are limited to securities of companies that are included on its eligible list. In light of the fund's investment objectives and policies, securities are added to, or deleted from, the eligible list by the fund's Board of Directors after reviewing and acting upon the recommendations of the fund's investment adviser.


The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

The fund may also hold cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger amount of such holdings could detract from the achievement of the fund's growth objective in a period of rising market prices; conversely, it could reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent attractive investment opportunities.

                                              American Mutual Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
--------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 2/21/50    23.31%   4.72%    10.84%      12.58%





                                  1 YEAR   LIFETIME/1/
-------------------------------------------------------
 CLASS R-1 -- FIRST SOLD 6/11/02  22.21%      5.36%
 CLASS R-2 -- FIRST SOLD 5/31/02  22.22       3.03
 CLASS R-3 -- FIRST SOLD 6/6/02   22.71       5.33
 CLASS R-4 -- FIRST SOLD 6/27/02  23.14       7.81
 CLASS R-5 -- FIRST SOLD 5/15/02  23.57       3.29





                          1 YEAR      5 YEARS      10 YEARS       LIFETIME/1/
--------------------------------------------------------------------------------
 INDEXES
 S&P 500/2/               28.67%      -0.57%        11.06%          12.06%
 Lipper Multi-Cap         32.78        5.18         10.69             N/A
Value Funds Index/3/
--------------------------------------------------------------------------------
 Class A distribution rate/ /at December 31, 2003: 2.13%/4/
 (For current distribution rate information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

2 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. Index returns reflect the reinvestment of all dividends and/or distributions.
3 Lipper Multi-Cap Value Funds Index is an equally weighted index of 30 funds which invest in a variety of market capitalization ranges. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price to current earnings or other factors. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares began operations; therefore, lifetime results are not available.

4 The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions, if any, are added back to the net asset value to determine the rate.

American Mutual Fund / Prospectus

[begin pie chart]


 INDUSTRY SECTOR DIVERSIFICATION AS OF OCTOBER 31, 2004 (PERCENT OF NET ASSETS)
Financials                      17.77%
Industrials                      9.70
Consumer discretionary           9.68
Health care                      8.95
Energy                           8.80
Bonds & notes                    1.54
Convertible securities           1.03
Other securities                30.06
Cash & equivalents              12.47


[end pie chart]






 LARGEST EQUITY HOLDINGS AS OF OCTOBER 31, 2004
                                                  PERCENT OF NET ASSETS
 IBM                                                      2.09%
------------------------------------------------------------------------
 Fannie Mae                                               2.05
------------------------------------------------------------------------
 General Electric                                         1.89
------------------------------------------------------------------------
 BellSouth                                                1.72
------------------------------------------------------------------------
 Bank of America                                          1.66
------------------------------------------------------------------------
 Sprint                                                   1.59
------------------------------------------------------------------------
 Norfolk Southern                                         1.58
------------------------------------------------------------------------
 Abbott Laboratories                                      1.58
------------------------------------------------------------------------
 J.P. Morgan Chase                                        1.52
------------------------------------------------------------------------
 Freddie Mac                                              1.40





Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at americanfunds.com.

                                              American Mutual Fund / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's equity and/or fixed-income portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's details page on the website. A list of the fund's top 10 holdings (updated as of each month-end) and a link to the fund's complete list of publicly disclosed portfolio holdings (updated as of each calendar quarter-end) are located in the lower portion of this website page. These lists are posted to the website generally within 30 days from the end of the applicable month or

American Mutual Fund / Prospectus
quarter. Both lists remain available on the website until new information for the next month or quarter is posted.

A description of policies and procedures regarding disclosure of information about the fund's portfolio securities is available in the statement of additional information.


MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are made within the parameters established by the fund's objective(s), policies and restrictions under the oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.

                                              American Mutual Fund / Prospectus

The primary individual portfolio counselors for American Mutual Fund are:




 PORTFOLIO COUNSELOR/ FUND     PORTFOLIO COUNSELOR     PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)       EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
--------------------------------------------------------------------------------------------------------
 JAMES K. DUNTON                    35 years           Senior Vice President and Director, Capital
 Chairman of the Board and                             Research and Management Company
 Director
                                                       Investment professional for 42 years, all with
                                                       Capital Research and Management Company or
                                                       affiliate
--------------------------------------------------------------------------------------------------------
 ROBERT G. O'DONNELL                17 years           Senior Vice President and Director, Capital
 President and Director       (plus 11 years prior     Research and Management Company
                                experience as an
                               investment analyst      Investment professional for 33 years in total;
                                  for the fund)        29 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 ALAN N. BERRO                       5 years           Senior Vice President, Capital Research Company
 Vice President                (plus 8 years prior
                                experience as an       Investment professional for 19 years in total;
                               investment analyst      14 years with Capital Research and Management
                                  for the fund)        Company or affiliate

--------------------------------------------------------------------------------------------------------
 J. DALE HARVEY                      5 years           Vice President, Capital Research and Management
 Vice President                (plus 7 years prior     Company
                                experience as an
                               investment analyst      Investment professional for 15 years in total;
                                  for the fund)        13 years with Capital Research and Management
                                                       Company or affiliate
--------------------------------------------------------------------------------------------------------
 R. MICHAEL SHANAHAN                19 years           Chairman of the Board, Capital Research and
                               (plus 7 years prior     Management Company
                                experience as an
                               investment analyst      Investment professional for 40 years, all with
                                  for the fund)        Capital Research and Management Company or
                                                       affiliate
--------------------------------------------------------------------------------------------------------

American Mutual Fund / Prospectus

Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.


PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.


Class A shares are generally not available for retirement plans using the PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and CollegeAmerica/(R)/ accounts. CollegeAmerica is sponsored by and is a registered trademark of the Virginia College Savings Plan,/SM /an agency of the Commonwealth of Virginia.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

                                              American Mutual Fund / Prospectus

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The fund's Board of Directors has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under a new "purchase blocking policy," beginning on January 12, 2005, any American Funds shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from an American Fund (other than an American Funds money market fund) will be precluded from investing in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures, at which time shareholders whose accounts are on the books of intermediaries that have adopted such procedures will be subject to this general purchase blocking policy. Certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase, purchases and redemptions of shares having a value of less than $5,000, retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system, and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.


SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in

American Mutual Fund / Prospectus

American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. You may not reinvest proceeds in the American Funds as described in this paragraph if the reinvestment otherwise triggers a purchase block as described under "Frequent trading of fund shares."


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.


Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                              American Mutual Fund / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.




                                           SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------
 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------



The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

Investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001 are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

American Mutual Fund / Prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class A shares. Such plans may invest only in Class R shares.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.

 Employer-sponsored retirement plans not currently invested in Class A shares are not eligible to establish a statement of intention to purchase $1 million or more of American Funds shares in order to qualify to purchase without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, may continue to purchase Class A shares without any initial or contingent deferred sales charge.


CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually an asset-based compensation of 1.00% for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                              American Mutual Fund / Prospectus

Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.


REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 The current value of existing holdings in any class of shares of the American Funds may be taken into account to determine your Class A sales charge. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge reduction.

American Mutual Fund / Prospectus

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

                                              American Mutual Fund / Prospectus

Rollovers from retirement plans to IRAs

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover. Rollover investments to Class A shares from retirement plans will be subject to applicable sales charges. Transfers to IRAs that are attributable to American Funds investments held in SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares. Rollover investment to Class B, C or F shares will be subject to the terms and conditions generally applicable to investments in these share classes as described in the prospectus and statement of additional information.

American Mutual Fund / Prospectus

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses of up to .25% for Class A shares, 1.00% for Class R-1 shares and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                              American Mutual Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

American Mutual Fund / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June, September and December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.


TAXES ON TRANSACTIONS

Generally, exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. Distributions taken from a retirement plan account, however, generally are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                              American Mutual Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.



                                                                                      INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                                                          Net
                                                                                                         gains
                                                                                                        (losses)
                                                                              Net                          on
                                                                             asset                     securities
                                                                            value,                       (both           Total
                                                                           beginning       Net          realized         from
                                                                              of       investment         and         investment
                                                                            period       income       unrealized)     operations
------------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2004                                                       $23.17        $.48          $ 2.00          $ 2.48
Year ended 10/31/2003                                                        20.20         .49            3.31            3.80
Year ended 10/31/2002                                                        23.22         .49           (2.29)          (1.80)
Year ended 10/31/2001                                                        24.36         .65             .19             .84
Year ended 10/31/2000                                                        30.09         .80            (.74)            .06
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2004                                                        23.06         .26            1.99            2.25
Year ended 10/31/2003                                                        20.17         .26            3.33            3.59
Period from 6/11/2002 to 10/31/2002                                          23.56         .12           (3.29)          (3.17)
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 10/31/2004                                                        23.05         .27            1.99            2.26
Year ended 10/31/2003                                                        20.17         .29            3.28            3.57
Period from 5/31/2002 to 10/31/2002                                          24.35         .14           (4.10)          (3.96)
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 10/31/2004                                                        23.09         .37            1.99            2.36
Year ended 10/31/2003                                                        20.18         .37            3.30            3.67
Period from 6/6/2002 to 10/31/2002                                           23.70         .17           (3.44)          (3.27)
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 10/31/2004                                                       $23.14        $.46          $ 1.99          $ 2.45
Year ended 10/31/2003                                                        20.19         .44            3.32            3.76
Period from 6/27/2002 to 10/31/2002                                          22.95         .17           (2.79)          (2.62)
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2004                                                       23.17         .53            2.00            2.53
 Year ended 10/31/2003                                                       20.21         .54            3.29            3.83
 Period from 5/15/2002 to 10/31/2002                                         24.66         .26           (4.43)          (4.17)
                                                                                 DIVIDENDS AND DISTRIBUTIONS




                                                                           Dividends                                  Net
                                                                             (from     Distributions      Total      asset
                                                                              net          (from        dividends    value,
                                                                           investment     capital          and       end of   Total
                                                                            income)       gains)      distributions  period return/3
------------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2004                                                        $(.46)       $ (.09)        $ (.55)     $25.10   10.81%
Year ended 10/31/2003                                                         (.52)         (.31)          (.83)      23.17   19.31
Year ended 10/31/2002                                                         (.57)         (.65)         (1.22)      20.20   (8.42)
Year ended 10/31/2001                                                         (.72)        (1.26)         (1.98)      23.22    3.71
Year ended 10/31/2000                                                         (.74)        (5.05)         (5.79)      24.36    1.21
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2004                                                         (.25)         (.09)          (.34)      24.97    9.83
Year ended 10/31/2003                                                         (.39)         (.31)          (.70)      23.06   18.19
Period from 6/11/2002 to 10/31/2002                                           (.22)           --           (.22)      20.17  (13.50)
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 10/31/2004                                                         (.27)         (.09)          (.36)      24.95    9.86
Year ended 10/31/2003                                                         (.38)         (.31)          (.69)      23.05   18.10
Period from 5/31/2002 to 10/31/2002                                           (.22)           --           (.22)      20.17  (16.31)
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 10/31/2004                                                         (.36)         (.09)          (.45)      25.00   10.32
Year ended 10/31/2003                                                         (.45)         (.31)          (.76)      23.09   18.64
Period from 6/6/2002 to 10/31/2002                                            (.25)           --           (.25)      20.18  (13.87)
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 10/31/2004                                                        $(.44)       $ (.09)        $ (.53)     $25.06   10.69%
Year ended 10/31/2003                                                         (.50)         (.31)          (.81)      23.14   19.14
Period from 6/27/2002 to 10/31/2002                                           (.14)           --           (.14)      20.19  (11.43)
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2004                                                        (.51)         (.09)          (.60)      25.10   11.04
 Year ended 10/31/2003                                                        (.56)         (.31)          (.87)      23.17   19.50
 Period from 5/15/2002 to 10/31/2002                                          (.28)           --           (.28)      20.21  (16.98)


                                                                                       Ratio of    Ratio of      Ratio
                                                                                       expenses    expenses       of
                                                                              Net     to average  to average      net
                                                                            assets,   net assets  net assets    income
                                                                            end of      before       after        to
                                                                            period      reim-        reim-      average
                                                                              (in     busements/  bursements/     net
                                                                           millions)   waivers    waivers/4/    assets
------------------------------------------------------------------------------------------------------------------------
CLASS A:
Year ended 10/31/2004                                                      $12,044       .60%         .60%       1.97%
Year ended 10/31/2003                                                        9,716       .62          .62        2.32
Year ended 10/31/2002                                                        7,782       .59          .59        2.15
Year ended 10/31/2001                                                        8,399       .59          .59        2.68
Year ended 10/31/2000                                                        8,343       .57          .57        3.29
------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 10/31/2004                                                           10      1.51         1.49        1.07
Year ended 10/31/2003                                                            4      1.65         1.50        1.18
Period from 6/11/2002 to 10/31/2002                                             --/5/   1.24          .58         .60
------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 10/31/2004                                                           64      1.76         1.45        1.10
Year ended 10/31/2003                                                           32      1.86         1.47        1.35
Period from 5/31/2002 to 10/31/2002                                              3       .75          .61         .67
------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 10/31/2004                                                          113      1.05         1.04        1.49
Year ended 10/31/2003                                                           32      1.14         1.08        1.72
Period from 6/6/2002 to 10/31/2002                                               2       .53          .43         .83
------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 10/31/2004                                                      $    34       .70%         .70%       1.86%
Year ended 10/31/2003                                                           16       .73          .72        2.03
Period from 6/27/2002 to 10/31/2002                                           --/5/      .53          .25         .84
------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 10/31/2004                                                          62       .39          .39        2.18
 Year ended 10/31/2003                                                          52       .41          .41        2.53
 Period from 5/15/2002 to 10/31/2002                                            41       .18          .18        1.22




                                     23

American Mutual Fund / Prospectus

                                          YEAR ENDED OCTOBER 31
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       17%         24%         31%         45%          29%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
5 Amount less than $1 million.

                                              American Mutual Fund / Prospectus

NOTES



                                     25

American Mutual Fund / Prospectus

NOTES

                                              American Mutual Fund / Prospectus

NOTES



                                     27

American Mutual Fund / Prospectus

NOTES

                                              American Mutual Fund / Prospectus

[logo - American Funds (R)]             The right choice for the long term/(R)/


          FOR SHAREHOLDER SERVICES      American Funds Service Company
                                        800/421-0180
          FOR RETIREMENT PLAN SERVICES  Call your employer or plan administrator
          FOR DEALER SERVICES           American Funds Distributors
                                        800/421-9900
                                        americanfunds.com
          FOR 24-HOUR INFORMATION       For Class R share information, visit
                                        AmericanFundsRetirement.com

          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).


STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The SAI is also available on americanfunds.com.


HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope Street, Los Angeles, California 90071.







[Recycle Bug]




Printed on recycled paper                   Investment Company File No. 811-572
RPGEPR-903-0105P Litho in USA CGD/B/8028
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management    Capital International        Capital Guardian        Capital Bank and Trust